Cover	Dec. 20, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of Humacyte, Inc. (the "Original Report"), which reported the departure of Jeffrey H. Lawson, M.D., PhD. as the Company's Chief Surgical Officer and Dr. Lawson's resignation from the Company's board of directors, each effective as of the "separation date." The Original Report contained a scrivener error and incorrectly stated the separation date as December 31, 2022. The correct separation date is December 31, 2021.
Document Period End Date	Dec. 20, 2021
Entity File Number	001-39532
Entity Registrant Name	Humacyte, Inc.
Entity Central Index Key	0001818382
Entity Tax Identification Number	85-1763759
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2525 East North Carolina Highway 54
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	919
Local Phone Number	313-9633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HUMA
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At Exercise Price Of11.50 [Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	HUMAW
Security Exchange Name	NASDAQ